Long-term Investments - Schedule of Realized and Unrealized Gains and Losses for Equity Securities Without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Schedule Of Investments [Abstract]
Gross unrealized gains (upward adjustments)	¥ 0	$ 0	¥ 4,184
Gross unrealized losses (downward adjustments excluding impairment)	0	0	(8,211)
Net unrealized losses on equity securities held	0	0	(4,027)
Net realized gains on equity securities sold	21,000	2,992	0
Total net (losses)/gains recognized	¥ 21,000	$ 2,992	¥ (4,027)